Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (2,654)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	53
Stock-based compensation	312
Amortization of premium on short-term investments	51
Other	17
Changes in operating assets and liabilities:
Accounts receivable	9
Inventories	(90)
Prepaid expenses and other current assets	(176)
Accounts payable	83
Accrued liabilities	89
Accrued milestones and royalties	(2)
Net cash used in operating activities	(2,308)
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	2,592
Purchases of short-term investments	(4,220)
Purchase of property and equipment	(82)
Proceeds from the sale of property and equipment	2
Net cash (used in) provided by investing activities	(1,708)
Cash flows from financing activities:
Proceeds from sale of common stock under common stock purchase agreement, net of related costs of $4	135
Net cash provided by financing activities	135
Net increase in cash and cash equivalents	(3,881)
Cash and cash equivalents at beginning of period	6,211
Cash and cash equivalents at end of period	$ 2,330